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New York, NY 10019-6099
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February 26, 2010

VIA EDGAR

Chad Eskildsen, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                              Aberdeen Funds

Securities Act File No. 333-146680; Investment Company Act File No. 811-22132

Dear Mr. Eskildsen:

On behalf of Aberdeen Funds (the “Trust”), we are hereby filing Post-Effective Amendment No. 25 to the Trust’s Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 27 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).  The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and will become effective on March 1, 2010.  We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

The Amendment is being filed to respond to oral comments provided by you to the undersigned on February 10-11, 2010 regarding Post-Effective Amendment No. 24 to the Trust’s Registration Statement and to make certain other changes.  Defined terms, unless otherwise defined herein, have the meanings given them in the Amendment.

For your convenience, the substance of your oral comments has been restated below.  The Registrant’s responses to each comment are set out immediately under the restated comment.

Comments Applicable to All Funds

Comment No. 1:            Please ensure that the captions in the fee and expense table for each Fund are consistent with the requirements of Form N-1A.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Response:             The captions to the fee and expense tables for each Fund have been revised to conform to the requirements of Form N-1A in any case where they did not already do so.

Comment No. 2:            Please delete all of the footnotes to each Fund’s fee and expense table, other than the footnote disclosing each Fund’s expense cap.  The information regarding the applicability of the redemption/exchange fee may be included in a parenthetical to the caption in the table.  A footnote regarding acquired fund fees and expenses that complies with Instruction 3(f)(vii) to Item 3 of Form N-1A may be included.  Please also expand the footnote that discloses the Fund’s expense cap to include information regarding who may terminate the fee limitation/expense reimbursement and the circumstances under which they may do so, as required by Form N-1A.

Response:             All of the footnotes to each Fund’s fee and expense table have been deleted, other than the footnote regarding the Fund’s expense cap which had been expanded as requested.  A parenthetical disclosing the applicability of the redemption/exchange fee has been added to the caption in the table.

Comment No. 3:            Please delete all of the footnotes to the average annual total returns table and include any necessary information in the narrative paragraphs of the performance section.  If a Fund presents performance information for a secondary benchmark in the average annual total returns table, please disclose information about the additional benchmark in the narrative paragraphs of the performance section.

Response:             The requested revisions have been made.

Comment No. 4:            In the second paragraph to the performance section, please delete the reference to “potential rewards” in the first sentence, please delete the reference to taxes in the third and fourth sentences, and please delete the sixth sentence regarding the assumption of dividends and distributions being reinvested.

Response:             The requested revisions have been made.

Comment No. 5:            Please ensure that the disclosure in the narrative paragraphs to the performance section regarding the class whose performance is presented in the bar chart matches up with the class whose performance is presented in the bar chart.

Response:             The disclosure has been reviewed and any necessary edits have been made.

Comment No. 6:            In the “Portfolio Managers” section of each Fund’s summary, please delete the  sentence stating that the Fund is managed by a specific team and delete the footnote indicating whether an individual is a CFA.

Response:             The above-referenced footnote has been deleted.  The narrative paragraph has been revised to delete the name of the specific team responsible for the management of the Fund and currently states that “[t]he Fund is managed using a team-based approach, with the following team members being  primarily responsible for the day-to-day management of the Fund.”

Comment No. 7:            Certain Funds’ investment objectives include language that appears to supplemental to the investment objective.  Please delete any such supplemental language from the relevant investment objectives.

Response:             Each Fund’s investment objective is stated as adopted by the Fund’s board and does not contain language supplemental to the objective.

Comment No. 8:            For Funds that have multiple subadvisers, please do not include disclosure regarding the date on which a subadviser has assumed day-to-day management of the applicable Fund.

Response:             In certain cases of Funds that have retained multiple subadvisers only one of those subadvisers will have been allocated a portion of the Fund to manage.  As a result, disclosure regarding the day-to-day management of a Fund by a specific subadviser as of certain date is necessary.

Comment No. 9:    In the “Purchase and Sale of Fund Shares” subsection of the “Important Additional Information” section, please delete the first two sentences of the first paragraph and the second sentence of the last paragraph, as they are not permitted by Form N-1A.

Response:             The requested deletions have been made.

Comment No. 10:          In the “Tax Information” subsection of the “Important Additional Information” section, please include disclosure clarifying that if an investment is held through a tax-deferred account, taxes will be deferred.

Response:             The requested revision has been made.

Comment No. 11:          Please ensure that disclosure regarding the business experience of each portfolio manager during the past 5 years is included.

Response:             Disclosure regarding the business experience of each portfolio manager for at least the past 5 years is included in the prospectus.

Comments Applicable to Specific Funds

Comment No. 12:          For the Natural Resources Fund, please revise “Concentration Risk” to reference the natural resources industry instead of the financial services industry.

Response:             The requested correction has been made.

Comment No. 13:          If the U.S. Equity Fund has a growth or value focus, please disclose such fact.

Response:             The U.S. Equity Fund does not currently have a growth or value focus.

Comment No. 14:          For each “Global” Fund, please disclose the minimum number of countries in which the Fund will invest under normal circumstances.

Response:             The requested disclosure has been added to each applicable Fund, to the extent not already disclosed.

Comment No. 15:          The Optimal Allocations Fund: Moderate Growth and the Optimal Allocations Fund: Growth should each contain the word “growth” in their respective investment objectives.

Response:             The investment objective of each above-referenced Fund is as stated in the prospectus.  The reference to “Growth” in each Fund’s name refers to the targeted level of risk sought by investors in the relevant Fund.  The Optimal Allocations Funds are primarily intended to provide a solution for investors seeking, among other things, to maximize long-term total returns while targeting specific levels of risk.  In selecting which Optimal Allocation Fund may be appropriate for an investor’s investment program, investors consider their personal investment objectives and financial circumstances, the length of time until they need their money and the amount of risk they are comfortable assuming.

Comment No. 16:          Please add a “Pacific Risk” factor to the Asia-Pacific Equity Fund.

Response:             The “Asian Risk” factor has been revised to include risks applicable to the Pacific region and has been renamed “Asian-Pacific Risk.”

Comment No. 17:          Please clarify whether the municipal obligations in which the Tax-Free Income Fund invests 80% of its assets are tax free.

Response:             Disclosure has been added to the Tax-Free Income Fund’s principal strategies section clarifying that such municipal obligations are tax-exempt.

Comment No. 18:          Please include the word “income” in the Core Plus Income Fund’s investment objective.

Response:             The investment objective of the Core Plus Income Fund is as stated in the prospectus, and includes a reference to “income.”

Comment No. 19:          The Statement of Additional Information sets out the investment limitation on concentration, but notes that with respect to the Tax-Free Income Fund the limitation does not apply to obligations issued by state, county or municipal governments.  Please clarify that such obligations to which the limitation does not apply are tax free.

Response:             Disclosure has been added clarifying that such obligations are tax-exempt.

The above-referenced Registrant has authorized us to represent that, with respect to filings made by the Registrant with the Securities and Exchange Commission (the “Commission”) and reviewed by the Commission’s staff (the “Staff”), it acknowledges that:

(a)           the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

(b)          Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c)           the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions concerning the above, please call the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

cc:                                Lucia Sitar, Aberdeen Asset Management Inc.

Rose F. DiMartino, Willkie Farr & Gallagher LLP